Chartered-in Vessels - Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities	$ 0	$ 9,905
Time-charter hire expenses	$ 8,237	$ 8,777	$ 9,396
Schedule of Operating Leases
As at December 31, 2024, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2025	21,242	27,462
2026	21,242	27,462
2027	21,242	27,462
2028	22,280	28,800
2029	4,362	5,655
Total	90,368	116,841
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2024, the Company had received $420.0 million of aggregate Head Lease receipts (December 31, 2023 – $398.8 million) and had paid $387.6 million of aggregate Sublease payments (December 31, 2023 – $360.3 million). The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2024, $3.7 million (December 31, 2023 – $3.8 million) and $7.0 million (December 31, 2023 – $10.7 million) of Head Leases receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Number of vessels | vessel	15	10
Time-charter hire expenses	$ 8,237	$ 8,777	$ 9,396